Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value. Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period. There were no transfers between levels for the three months ended March 31, 2021.

	Fair Value
	March 31, 2021	December 31, 2020	Valuation Method

Assets

Investments held in Trust Account	$345,007,390	$345,018,957	Level 1 - Quoted prices in active markets for identical assets

Liabilities

Public Warrant liability	$10,902,000	$16,974,000	Level 1 - Quoted prices in active markets for identical liabilities

Private Placement Warrant liability	$9,896,345	$16,660,340	Level 3 - Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing liabilities

The following table presents information about the Company’s assets and liabilities that are measured on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value. Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period.

	December 31, 2020
	Fair Value	Valuation Method
Assets
Investments held in Trust Account	$345,018,957	Level 1 - Quoted prices in active markets for identical assets

Liabilities
Public Warrant liability	$16,974,000	Level 1 - Quoted prices in active markets for identical liabilities
Private Placement Warrant liability	$16,660,340	Level 3 - Unobservable inputs based on our assessment of the assumptions that market participants would use in pricing liabilities

Schedule of Warrant Liabilities, Fair Value

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Fair value as of December 31, 2020	$16,660,340	$16,974,000	$33,634,340
Change in valuation(1)	(6,763,995)	(6,072,000)	(12,835,995)

Fair value as of March 31, 2021(2)	$9,896,345	$10,902,000	$20,798,345

(1)	Changes in valuation are recognized as a change in fair value of warrant liabilities in the condensed consolidated statement of operations.
(2)	The key inputs into the modified Black-Scholes option pricing model for the Private Placement Warrants were as follows as of March 31, 2021:

Input	March 31, 2021
Risk-free interest rate	0.92%
Volatility	23.1%
Dividend yield	0.0%
Expected term (years)	6 years
Exercise price	$11.50

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement Warrants	Public Warrants	Warrant Liabilities
Fair value as of June 10, 2020	$—	$—	$—
Initial measurement on August 14, 2020(1)	13,116,725	13,485,974	26,602,699
Change in valuation(2)(3)	3,543,615	3,488,026	7,031,641

Fair value as of December 31, 2020(4)	$16,660,340	$16,974,000	$33,634,340

(1)

Initial fair value for the Warrants on August 14, 2020, the date of the Company’s Initial Public Offering, was determined using a closed form barrier option simulation model and a modified Black-Scholes option pricing model, with consideration of the redemption features of the Warrants. The Warrants were classified as Level 3 at the initial measurement date due to the use of unobservable inputs.

The key inputs into the modified Black-Scholes option pricing model for the Warrants were as follows at initial measurement:

Input	August 14, 2020 (Initial Measurement)
Risk-free interest rate	0.45%
Expected volatility	32.5%
Dividend yield	0.0%
Expected term (years)	6 years
Exercise price	$11.50

The risk-free interest rate is based on the U.S. Treasury yield curve in effect on the date of valuation equal to the remaining expected life of the Warrants. Expected volatility is based on actual historical volatility of publicly traded warrants for comparable special purpose acquisition companies and the Russell 3000 Index as of the valuation date. The dividend yield percentage is zero because the Company does not currently pay dividends, nor does it intend to do so during the expected term of the Warrants.

(2)	Changes in valuation are recognized as a change in fair value of warrant liabilities in the Statement of Operations.
(3)

Due to the use of quoted prices in an active market (Level 1) to measure the fair value of the Public Warrants subsequent to initial measurement, the Company had transfers out of Level 3 totaling $17.0 million during the period from August 14, 2020 through December 31, 2020.

(4)	The key inputs into the modified Black-Scholes option pricing model for the Private Placement Warrants were as follows as of December 31, 2020:

Input	December 31, 2020
Risk-free interest rate	0.36%
Volatility	32.1%
Dividend yield	0.0%
Expected term (years)	6 years
Exercise price	$11.50

Schedule of Warrant Liabilities, Valuation Assumptions
(2)	The key inputs into the modified Black-Scholes option pricing model for the Private Placement Warrants were as follows as of March 31, 2021:

Input	March 31, 2021
Risk-free interest rate	0.92%
Volatility	23.1%
Dividend yield	0.0%
Expected term (years)	6 years
Exercise price	$11.50

The key inputs into the modified Black-Scholes option pricing model for the Warrants were as follows at initial measurement:

Input	August 14, 2020 (Initial Measurement)
Risk-free interest rate	0.45%
Expected volatility	32.5%
Dividend yield	0.0%
Expected term (years)	6 years
Exercise price	$11.50

The key inputs into the modified Black-Scholes option pricing model for the Private Placement Warrants were as follows as of December 31, 2020:

Input	December 31, 2020
Risk-free interest rate	0.36%
Volatility	32.1%
Dividend yield	0.0%
Expected term (years)	6 years
Exercise price	$11.50